Financial Instruments (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments (Textual)
Interest rate, description	An increase of 100 basis points in the interest rates at the reporting date would have decreased total equity and net income by NIS 8.
Net fair value	₪ 3	₪ 12
Consumer price index, description	A change of 1% of the CPI as at December 31, 2018 would have effect of NIS 20 on total equity and net income. This analysis assumes that all other variables, in particular interest rates, remain constant. In addition, A change of 10% in the US$ exchange rate as at December 31, 2018 would have immaterial effect on total equity and net income.
Debentures amount	₪ 5,537	₪ 8,748
Debentures of transaction	The transactions amount to NIS 75 each, payable between December 2022 and December 2025.
Debentures including accrued interest, description	The Company's debentures including accrued interest in the amount of NIS 739 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.
Liquidity risk [member]
Financial Instruments (Textual)
Debentures amount	₪ 701
B Communications [Member]
Financial Instruments (Textual)
Debentures including accrued interest, description	B Communications' debentures including accrued interest in the amount of NIS 2,467 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.
B Communications [Member] | Liquidity risk [member]
Financial Instruments (Textual)
Debentures amount	₪ 2,466